Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	115 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000174964
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%	(0.13%)	2.20%
Without Sales Load [Member] | C000174965
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	(0.42%)	1.90%
Without Sales Load [Member] | C000174966
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%	0.01%	2.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.83%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	1.83%